PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,661,615	$ 1,036,685
Less: Accumulated depreciation	(144,021)	(96,427)
Property, plant and equipment, net	1,517,594	940,258
Land, site improvements and rights
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	149,914	52,047
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	118,081	401,729
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	19,164	4,491
Bridges and Tunnels
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	174,889	0
Terminal machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	962,552	557,788
Track and track related assets
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	100,014	2,349
Railroad equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,331	5,560
Railcars and locomotives
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	111,574	0
Computer hardware and software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,335	5,101
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,745	1,750
Other
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 10,016	$ 5,870